BORROWINGS - Senior Notes (Details) € in Millions, SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Oct. 31, 2024	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 4,676.8				SFr 5,425.7
Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 4,687.1				5,443.8
Sunrise holding senior note
Disclosure of detailed information about borrowings [line items]
Redemption price	101.00%
Borrowings	SFr 628.0				691.3
Sunrise holding senior note | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 629.3				SFr 693.3
3.875% senior notes
Disclosure of detailed information about borrowings [line items]
Interest rate	3.875%	3.875%	3.875%	3.875%	3.875%	3.875%	3.875%
Original issue amount | €			€ 635.0				€ 635.0
Borrowings	SFr 269.9				SFr 312.8
3.875% senior notes | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 270.4		€ 287.9		SFr 313.7		€ 337.9
5.50% senior notes
Disclosure of detailed information about borrowings [line items]
Interest rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
Original issue amount | $		$ 550.0				$ 550.0
Borrowings	SFr 358.1				SFr 378.5
5.50% senior notes | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 358.9	$ 395.3			SFr 379.6	$ 452.3